Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended				12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Cash flows from operating activities:
Net income		$ 16,297		$ (349)	$ 11,189		$ 16,806
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	[1]	63,848		64,135	130,682	[2]	126,599	[2]
Bad debt expense, net		(276)		3,689	1,769		3,848
Container (recovery) write-off from lessee default, net	[3]				(1,558)		7,730
Unrealized loss on derivative instruments, net		(1,342)		10,099	13,595		15,837
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discounts					4,210		3,875
Amortization of intangible assets		557		493	1,121		1,095
Gain on sale of owned fleet containers, net					(11,434)		(12,171)
Gain on insurance recovery and legal settlement			$ (14,881)				(841)
Share-based compensation expense					2,145		2,115
Changes in operating assets and liabilities					36,501		47,130
Total adjustments					177,031		195,217
Net cash provided by operating activities					188,220		212,023
Cash flows from investing activities:
Purchase of containers and fixed assets					(52,660)		(335,067)
Payments on container leaseback financing receivable		(9,919)		(229,112)	(9,919)		(229,112)
Receipt of principal payments on container leaseback financing receivable					10,310
Proceeds from sale of containers and fixed assets					62,920		70,591
Net cash provided by (used in) investing activities					10,651		(264,476)
Cash flows from financing activities:
Proceeds from debt					41,800		550,634
Principal payments on debt					(195,676)		(472,667)
Principal repayments on container leaseback financing liability					(12,682)
Purchase of treasury shares					(29,082)
Debt issuance costs					(57)		(3,854)
Dividends paid to noncontrolling interest							(2,744)
Issuance of common shares upon exercise of share options							93
Net cash (used in) provided by financing activities					(195,697)		71,462
Effect of exchange rate changes					(102)		67
Net increase in cash, cash equivalents and restricted cash					3,072		19,076
Cash, cash equivalents and restricted cash, beginning of the year					277,905		224,928		$ 224,928
Cash, cash equivalents and restricted cash, end of period		$ 280,977	$ 277,905	$ 244,004	280,977		244,004		$ 277,905
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss (gain) on derivative instruments, net					67,040		68,821
Net income taxes paid					49		76
Receipt of payments on finance leases, net of income earned					22,713		26,201
Supplemental disclosures of noncash operating activities:
Initial recognition of operating lease liability from obtaining right-of-use assets							12,024
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases					127,543		285,891
Containers placed in finance leases					$ 86,684		91,363
Container leaseback financing receivable							$ 229,112

[1]	Amounts to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the three and six months ended June 30, 2019 have been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[2]	Amount to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the period ended June 30, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[3]	Amount for container write-off and recovery from lessee default for the period ended June 30, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “container recovery from lessee default, net” to conform with the 2020 presentation.